INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 19,683
Accumulated amortization	1,125
Intangible assets, net	18,558
Technology
Finite-Lived Intangible Assets [Line Items]
Original amount	14,073
Accumulated amortization	1,053
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Original amount	5,120
Accumulated amortization	2
Other
Finite-Lived Intangible Assets [Line Items]
Original amount	490
Accumulated amortization	$ 70